Warrants (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options	1 year 6 months 25 days	2 years 1 month 2 days
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options	1 year 4 months 13 days	1 year 8 months 15 days
Fair value of warrants	$ 216,777
Warrants [member] | Private placements [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants
Fair value of warrants	$ 4,827	$ 356,200